Accounts Receivable, net	3 Months Ended
Mar. 31, 2022
Receivables [Abstract]
Accounts Receivable, net	Accounts Receivable, net
The accounts receivable, net balance was as follows:

	Successor
	December 31, 2021	December 31, 2020
Accounts receivable, net
Billed receivables	$14,820	$5,352
Unbilled receivables	1,442	705
Total accounts receivable, net	$16,262	$6,057
Accounts receivable are recorded for amounts to which the Company is entitled and has invoiced to the customer. Unbilled receivables consist of unbilled amounts as of December 31, 2021 under T&M contracts where billing and payment is subject solely to the passage of time. There was no allowance for doubtful accounts as of December 31, 2021 and December 31, 2020.
Accounts Receivable, net
The accounts receivable, net balance was as follows:

	March 31, 2022	December 31, 2021
Billed receivables	$10,152	$14,820
Unbilled receivables	1,832	1,442
Total accounts receivable, net	$11,984	$16,262
Accounts receivable are recorded for amounts to which the Company is entitled and has invoiced to the customer. Unbilled receivables consist of unbilled amounts as of March 31, 2022 under T&M contracts where billing and payment is subject solely to the passage of time.
There was no allowance for doubtful accounts as of March 31, 2022 and December 31, 2021.